Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	Pintec Technology Holdings Limited
Entity Central Index Key	0001716338
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38712
Entity Address, Address Line One	3rd Floor, No. 11 Building,
Entity Address, Address Line Two	No. 109 Yard Tianjizhigu,
Entity Address, Address Line Three	Jinghai 3rd Street, BDA
Entity Address, City or Town	Beijing
Entity Incorporation, State or Country Code	E9
Entity Address, Country	CN
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Auditor Name	Marcum Asia CPAs LLP
Auditor Firm ID	5395
Auditor Location	New York, NY
Entity Address, Postal Zip Code	101111
Business Contact
Document Information
Contact Personnel Name	Zexiong Huang
Contact Personnel Email Address	ir@ pintec.com
Entity Address, Address Line One	3rd Floor, No. 11
Entity Address, Address Line Two	Building,
Entity Address, Address Line Three	No. 109 Yard Tianjizhigu Jinghai 3rd Street, BDA
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Country Region	86
City Area Code	10
Local Phone Number	6506-0227
Entity Address, Postal Zip Code	101111
ADS
Document Information
Title of 12(b) Security	American depositary shares
Trading Symbol	PT
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information
Entity Common Stock, Shares Outstanding	252,789,098
Title of 12(b) Security	Class A ordinary shares
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Class B Ordinary Shares
Document Information
Entity Common Stock, Shares Outstanding	50,939,520